RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 14, 2024	Oct. 31, 2023	Oct. 11, 2023
Statement [Line Items]
Notes payable to related parties	$ 5,244,892
Equity component of convertible instrument	36,919	$ 218,775
Equity component of compound financial instrument	255,694
Interest expense	123,788	109,387
Unamortised discount on loans and receivables	131,906
Carrying amount of advances from a related party	5,112,986
Salary compensation	2,183,000	1,141,000	$ 3,987,000
Key management personnel compensation of stock-based compensation	1,708,000	671,000	3,357,000
Directors [Member]
Statement [Line Items]
Salary compensation	1,710,000	673,000	3,516,000
Key management personnel compensation of general and administrative expense	1,448,750
Key management personnel compensation of stock-based compensation	1,708,000	$ 671,000	3,357,000
Key management personnel compensation of research and development expense	$ 259,250
Chief Financial Officers [Member]
Statement [Line Items]
Salary compensation			62,500
Amounts paid contract for services			46,066
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services			$ 141,717	$ 496,450	$ 435,289
James G Robinson [Member]
Statement [Line Items]
Short-term loan agreement, Description	The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023.
First loan payment received								$ 500,000
Second loan payment received							$ 250,000
Original loan amount	$ 1,000,000
Debt conversion of common stock	1,000,000
Total borrowings						$ 3,000,000
Purchase price per share						$ 0.30